INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,
	2024	2023

Raw materials	$7,090	$11,884
Work-in-progress	1,864	2,390
Finished goods	103,655	122,172

	$112,609	$136,446